Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Best estimate of future payments for guarantee obligations
	December 31,
	2016	2015
	Maximum potential
($ in millions)	payments
Performance guarantees	193	209

Financial guarantees	69	77
Indemnification guarantees	71	50

Total	333	336

Provisions for warranties

($ in millions)	2016	2015	2014
Balance at January 1,	1,089	1,148	1,362

Net change in warranties due to acquisitions and divestments	—	—	11
Claims paid in cash or in kind	(329)	(357)	(319)
Net increase in provision for changes in estimates, warranties issued
and warranties expired	424	377	224
Exchange rate differences	(42)	(79)	(130)

Balance at December 31,	1,142	1,089	1,148